Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Intangible Assets for Partnership's Reportable Segments
The carrying amount of intangible assets for the Partnership’s liquefied natural gas segment is as follows:

	December 31, 2018 $	December 31, 2017 $
Gross carrying amount	179,813	179,813
Accumulated amortization	(127,591)	(118,735)
Net carrying amount	52,222	61,078

Schedule of Goodwill
The Partnership's carrying amount of goodwill as at December 31, 2018 and 2017 is as follows:

	December 31, 2018 $	December 31, 2017 $
Liquefied natural gas segment	31,921	31,921
Liquefied petroleum gas segment	2,920	3,710
Total	34,841	35,631